Offerings	Oct. 18, 2024 USD ($) shares $ / shares
Offering: 1
Offering:
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	An indeterminate amount of securities are being registered as may from time to time be sold at indeterminate prices.In accordance with Rule 456(b) and 457(r) under the Securities Act, OceanFirst Financial Corp. hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, OceanFirst Financial Corp. will pay “pay-as-you-go” registration fees in accordance with Rule 456(b) and the exact registration fee owed, if any, will be paid at that time.
Offering: 2
Offering:
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	An indeterminate amount of securities are being registered as may from time to time be sold at indeterminate prices.In accordance with Rule 456(b) and 457(r) under the Securities Act, OceanFirst Financial Corp. hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, OceanFirst Financial Corp. will pay “pay-as-you-go” registration fees in accordance with Rule 456(b) and the exact registration fee owed, if any, will be paid at that time.
Offering: 3
Offering:
Rule 457(r)	true
Security Type	Equity
Security Class Title	Depositary shares (3)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	An indeterminate amount of securities are being registered as may from time to time be sold at indeterminate prices.In accordance with Rule 456(b) and 457(r) under the Securities Act, OceanFirst Financial Corp. hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, OceanFirst Financial Corp. will pay “pay-as-you-go” registration fees in accordance with Rule 456(b) and the exact registration fee owed, if any, will be paid at that time.Each depositary share will be evidenced by depositary receipts issued pursuant to a deposit agreement. If the registrant elects to offer to the public whole or fractional interests in shares of preferred stock registered hereunder, depositary receipts will be distributed to those persons purchasing such interests and such shares will be issued to the depositary under the deposit agreement.
Offering: 4
Offering:
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	An indeterminate amount of securities are being registered as may from time to time be sold at indeterminate prices.In accordance with Rule 456(b) and 457(r) under the Securities Act, OceanFirst Financial Corp. hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, OceanFirst Financial Corp. will pay “pay-as-you-go” registration fees in accordance with Rule 456(b) and the exact registration fee owed, if any, will be paid at that time.
Offering: 5
Offering:
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants or Other Rights
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	An indeterminate amount of securities are being registered as may from time to time be sold at indeterminate prices.In accordance with Rule 456(b) and 457(r) under the Securities Act, OceanFirst Financial Corp. hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, OceanFirst Financial Corp. will pay “pay-as-you-go” registration fees in accordance with Rule 456(b) and the exact registration fee owed, if any, will be paid at that time.
Offering: 6
Offering:
Rule 457(r)	true
Security Type	Other
Security Class Title	Units (4)
Amount Registered | shares
Proposed Maximum Offering Price per Unit | $ / shares
Maximum Aggregate Offering Price
Fee Rate
Amount of Registration Fee
Offering Note	An indeterminate amount of securities are being registered as may from time to time be sold at indeterminate prices.In accordance with Rule 456(b) and 457(r) under the Securities Act, OceanFirst Financial Corp. hereby defers payment of the registration fee required in connection with this registration statement. In connection with the securities offered hereby, OceanFirst Financial Corp. will pay “pay-as-you-go” registration fees in accordance with Rule 456(b) and the exact registration fee owed, if any, will be paid at that time.Any securities registered hereunder may be sold as units with other securities registered hereunder. Each unit will be issued under a unit agreement or indenture and will represent an interest in two or more securities, which may not be separable from one another.